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                                                                 October 3, 2001




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


ATTN.:  Office of Filings, Information and Consumer Services


Re: Smith Barney Adjustable Rate Government Income Fund (the "Trust") File Nos. 033-47782; 811-06663

Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Trust do not differ from those contained in Post-Effective Amendment No. 18 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on September 28, 2001, and became effective immediately.

          Any comments on this filing should be directed to the undersigned at
(212) 830-4822. Please return an electronic transmittal as evidence of your receipt of this filing.


                                          Very truly yours,


                                          SMITH BARNEY ADJUSTABLE RATE
                                          GOVERNMENT INCOME FUND


                                          /s/ William J. Renahan
                                          William J. Renahan
                                          Assistant Secretary